Related Party Transactions Related Party Narrative (Details)	9 Months Ended
	Sep. 30, 2020 USD ($) numberOfVesselsCoveredByCreditFacility shares	Sep. 30, 2019 USD ($)	May 11, 2020 shares	Apr. 07, 2020 shares	Dec. 31, 2019 USD ($)	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 6,141,000	$ 6,608,000
Due from Other Related Parties, Noncurrent	$ 11,790,000				$ 14,230,000
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | numberOfVesselsCoveredByCreditFacility	30,000
Months of notice given by the company to terminate the administrative agreement	24 months
Termination notice master agreement	3 months
Common stock, Value, Issued	$ 858,000				809,000
Current Fiscal Year End Date	--12-31
Vessels time charter-in	5
Termination fee equal to a term for management fees	3 months
Equity Method Investment, Aggregate Cost						$ 100,000,000.0
Investment Owned, Balance, Shares | shares	2,160,000			5,400,000
Document Period End Date	Sep. 30, 2020
Voyage expense- related party	$ 1,729,000	145,000
Maximum Potential Liability to Related Party Suppliers	6,000,000.0
Equity Investment Sale | shares			2,250,000
Proceeds from Sale of Equity Method Investments	42,711,000	0
Costs and Expenses, Related Party	9,148,000	9,989,000
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 4,586,000	5,001,000
Months of notice given by the company to terminate the administrative agreement	12 months
SUK
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 1,508,000	1,463,000
Scorpio Commercial & Scorpio Ship Management [Member]
Related Party Transaction [Line Items]
Termination notice master agreement	24 months
Termination notice payment in months,master agreement	24 months
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 6,000	29,000
Commercial management fee payable to SCM (per vessel per day)	$ 300
Commission payable to SCM of gross revenues per charter	1.75%
Number of months to exit the pool for vessels that do have provisions	12 months
Voyage expense- related party	$ 598,000	$ 145,000
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from Other Related Parties, Noncurrent	$ 4,484,000				4,767,000
Concentration Risk, Customer	32	37
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from Other Related Parties, Noncurrent	$ 7,306,000				$ 9,463,000
Concentration Risk, Customer	55	62
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	4
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 18,000	$ 115,000
Annual Fee per vessel to provide technical management service	160,000
Costs and Expenses, Related Party	8,867,000	9,787,000
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Raise						337,000,000.0
Equity Method Investment, Aggregate Cost						$ 100,000,000.0
Investment Owned, Balance, Shares | shares						54,100,000
Bunker Supplier
Related Party Transaction [Line Items]
Voyage expense- related party	1,131,000	0
Travel Provider
Related Party Transaction [Line Items]
General and administrative expenses-related party	23,000	0
Port Agent [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party	281,000	$ 202,000
Minimum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel	200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel	$ 500,000